Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders' Equity
Schedule of movements in capital stock

	Number	Capital Stock	Additional	Total
	of Shares	at Par Value	Paid-in Capital	Capital Stock
Balance, January 1, 2022	14,856,581	$19	$312,468	$312,487
Exercise of stock options	42,949	—	602	602
Balance, December 31, 2022 and 2023	14,899,530	$19	$313,070	$313,089

Schedule of treasury stock

As at December 31:	2023	2022
Total number of common shares held as treasury stock	77,279	77,279
Total carrying amount of treasury stock	$2,643	$2,643